Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014
C000007970
Account Value [Line Items]
Account Value	$ 66,114	$ 65,015	$ 62,754	$ 63,614	$ 61,873	$ 60,359	$ 60,493	$ 59,451	$ 58,873	$ 58,691	$ 60,368	$ 63,738	$ 65,948	$ 65,922	$ 65,414	$ 63,732	$ 63,763	$ 62,767	$ 61,314	$ 63,222	$ 60,833	$ 61,295	$ 59,440	$ 57,093	$ 55,576	$ 55,798	$ 55,580	$ 54,927	$ 55,268	$ 55,670	$ 54,939	$ 53,380	$ 52,204	$ 55,249	$ 54,135	$ 53,166	$ 52,028	$ 51,170	$ 50,596	$ 50,718	$ 50,000
C000007969
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,113	12,897	12,451	12,624	12,281	11,983	12,012	11,808	11,695	11,661	11,997	12,669	13,111	13,108	13,010	12,678	12,687	12,491	12,204	12,587	12,113	12,208	11,841	11,375	11,075	11,121	11,080	10,952	11,023	11,106	10,963	10,654	10,422	11,033	10,814	10,623	10,397	10,228	10,115	10,142	10,000
NACC2 Index: Bloomberg NY Municipal Bond Index
Account Value [Line Items]
Account Value	$ 63,224	62,380	60,364	61,370	60,243	58,671	58,752	57,972	57,391	57,331	58,468	61,147	63,036	63,095	62,720	61,377	61,487	60,625	59,672	61,073	59,140	59,407	57,928	56,073	54,712	54,754	54,516	53,974	54,248	54,739	54,147	52,783	51,515	54,256	53,352	52,672	51,617	50,916	50,416	50,555	50,000
NACC2 Index: Bloomberg NY Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg NY Municipal Bond Index
Account Value	$ 12,645	12,476	12,073	12,274	12,049	11,734	11,750	11,594	11,478	11,466	11,694	12,229	12,607	12,619	12,544	12,275	12,297	12,125	11,934	12,215	11,828	11,881	11,586	11,215	10,942	10,951	10,903	10,795	10,850	10,948	10,829	10,557	10,303	10,851	10,670	10,534	10,323	10,183	10,083	10,111	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 63,714	62,937	60,946	61,894	60,720	59,325	59,359	58,713	58,227	58,330	59,070	61,866	63,733	63,841	63,376	62,277	62,501	61,745	60,510	61,625	59,585	59,809	58,195	56,299	54,921	55,013	54,692	54,067	54,308	54,745	54,090	52,747	51,436	54,266	53,312	52,613	51,549	50,774	50,356	50,615	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,587	$ 12,189	$ 12,379	$ 12,144	$ 11,865	$ 11,872	$ 11,743	$ 11,645	$ 11,666	$ 11,814	$ 12,373	$ 12,747	$ 12,768	$ 12,675	$ 12,455	$ 12,500	$ 12,349	$ 12,102	$ 12,325	$ 11,917	$ 11,962	$ 11,639	$ 11,260	$ 10,984	$ 11,003	$ 10,938	$ 10,813	$ 10,862	$ 10,949	$ 10,818	$ 10,549	$ 10,287	$ 10,853	$ 10,662	$ 10,523	$ 10,310	$ 10,155	$ 10,071	$ 10,123	$ 10,000